Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Profit before tax	£ 6,661	£ 5,971	[1]	£ 7,503	[1]
Adjustments for:
Change in operating assets	(40,689)	(39,622)		(9,110)
Change in operating liabilities	35,403	23,603		4,232
Non-cash and other items	6,431	5,990		5,622
Tax paid	(2,305)	(1,305)		(1,437)
Tax refunded	200	970		0
Net cash provided by (used in) operating activities	5,701	(4,393)		6,810
Cash flows from investing activities
Purchase of financial assets	(19,762)	(10,518)		(10,311)
Proceeds from sale and maturity of financial assets	14,309	7,062		5,298
Purchase of property, plant and equipment	(5,071)	(4,364)		(3,961)
Purchase of other intangible assets	(1,252)	(1,259)		(1,494)
Proceeds from sale of property, plant and equipment	1,560	1,505		1,027
Proceeds from sale of goodwill and other intangible assets	0	62		0
Acquisition of businesses and joint ventures, net of cash acquired	27	(179)		(380)
Net cash used in investing activities	(10,189)	(7,691)		(9,821)
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,000)	(1,828)		(1,651)
Distributions in respect of other equity instruments	(463)	(498)		(527)
Distributions in respect of non-controlling interests	(51)	(83)		(101)
Interest paid on subordinated liabilities	(806)	(622)		(623)
Proceeds from issue of subordinated liabilities	1,757	812		1,417
Proceeds from issue of other equity instruments	1,504	757		1,772
Proceeds from issue of ordinary shares	99	187		86
Share buyback	(1,710)	(2,011)		(1,993)
Repayment of subordinated liabilities	(1,928)	(819)		(1,745)
Repurchases and redemptions of other equity instruments	(1,759)	(1,824)		(135)
Change in stake of non-controlling interests	0	(2)		0
Net cash used in financing activities	(5,357)	(5,931)		(3,500)
Effects of exchange rate changes on cash and cash equivalents	(378)	(7)		(480)
Change in cash and cash equivalents	(10,223)	(18,022)		(6,991)
Cash and cash equivalents at beginning of year	70,816	88,838		95,829
Cash and cash equivalents at end of year	£ 60,593	£ 70,816		£ 88,838

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.